Subsequent Events (Details) - Nonadjusting Events [member] - USD ($)	Feb. 08, 2023	Jan. 04, 2023
Subsequent Events (Details) [Line Items]
Paid an approximate value		$ 9,000,000
Senior notes	$ 131,612,000
Derivative financial instruments	$ 132,000,000